Revision	6 Months Ended
Sep. 30, 2024
Revision [Abstract]
REVISION
17.	REVISION

For the fiscal year 2021 and prior periods, some suppliers assumed a portion of the VAT as a price discount for certain purchases. For these purchases, the Company improperly accounted for VAT by calculating the VAT amount based on the inventory value and the statutory VAT rate of 13%, which exceeded the VAT amount indicated on the VAT invoices received from the suppliers. As a result, prepaid and other current assets was overstated by $427,746. While the error impacted income in prior years, the Company does not believe it could recover the taxes it paid. Accordingly, the Company did not recognize a tax benefit.

The Company assessed the materiality of this error and concluded that the error was not material to any of the Company’s previously issued financial statements taken as a whole. Therefore, the Company revised prior year financial statements to reduce prepaid and other current assets by $474,726 to correct for this error. This revision did not affect the Company’s unaudited condensed consolidated statements of operations and comprehensive loss or unaudited condensed consolidated statements of cash flows for the years ended September 30, 2024 and 2023.

The following table summarized the corrections made to the previously reported unaudited condensed consolidated financial statements as of September 30, 2023 and consolidated financial statements as of March 31, 2023.

	As of March 31, 2023
Financial items	As previously reported	Adjustment	As revised
Retained earnings	10,214,692	(427,746)	9,786,946
Total shareholders’ equity	$10,919,013	$(427,746)	$10,491,267

	As of September 30, 2023
Financial items	As previously reported	Adjustment	As revised
Retained earnings	10,628,306	(427,746)	10,200,500
Total shareholders’ equity	$10,700,648	$(427,746)	$10,272,902